Fair Value of Financial Instruments	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Fair Value of Financial Instruments
Note 6: Fair Value of Financial Instruments
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the amounts that would be reported if all financial assets and liabilities not currently carrie
d at fair value were reported at their fair values. Refer to Note 17 of our annual consolidated financial statements for the year ended October 31, 2022 for further discussion on the determination of fair value.

(Canadian $ in millions)	April 30, 2023		October 31, 2022
	Carrying value	Fair value	Carrying value	Fair value
Securities (1)
Amortized cost	122,102	113,234	106,590	94,832

Loans (1)(2)
Residential mortgages	165,546	161,076	148,569	142,526
Consumer instalment and other personal	103,642	102,336	85,612	83,948
Credit cards	10,730	10,730	9,387	9,387
Business and government	347,851	347,243	302,079	300,173
	627,769	621,385	545,647	536,034

Deposits (3)	841,602	839,366	742,419	739,339
Securitization and structured entities’ liabilities (4)	24,061	23,505	25,816	24,989
Other liabilities (5)	4,061	3,400	4,088	3,181
Subordinated debt	8,195	7,996	8,150	7,743
  This table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements,   customers’ liability under acceptances, certain other assets, certain other liabilities, acceptances and securities lent or sold under repurchase agreements.

(1)	Carrying value is net of allowances for credit losses.
(2)
Excludes $977 million of residential mortgages classified as FVTPL, $5,992 million of business and government loans classified as FVTPL and $61 million of business and government loans classified as FVOCI ($176 million, $5,496 million and $60 million, respectively, as at October 31, 2022).

(3)
Excludes $33,121 million of structured note liabilities ($26,305 million as at October 31, 2022), $555 million of structured deposits ($536 million as at October 31, 2022) and $165 million of metals deposits ($218 million as at October 31, 2022) measured at fair value.

(4)	Excludes $1,698 million of securitization and structured note entities’ liabilities classified as FVTPL ($1,252 million as at October 31, 2022).
(5)	Other liabilities include certain other liabilities of subsidiaries, other than deposits.

Fair Value Hierarchy
We use a fair value hierarchy to categorize financial instruments according to the inputs we use in valuation techniques to measure fair value.
Valuation Techniques and Significant Inputs
We determine the fair value of publicly traded fixed maturity debt and equity securities using quoted prices in active markets (Level 1) when these are available. When quoted prices in active markets are not available, we determine the fair value of financial instruments using models such as discounted cash flows with observable market data for inputs, such as yields or broker quotes and other third-party vendor quotes (Level 2). Fair value may also be determined using models where significant market inputs are not observable due to inactive markets or minimal market activity (Level 3). We maximize the use of observable market inputs to the extent possible.
Our Level 2 trading securities are primarily valued using discounted cash flow models with observable spreads or broker quotes. The fair value of Level 2 FVOCI securities is determined using discounted cash flow models with observable spreads or third-party vendor quotes. Level 2 structured note liabilities are valued using models with observable market information. Level 2 derivative assets and liabilities are valued using industry standard models and observable market information.

The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, residential mortgages, business and government loans classified as FVTPL and FVOCI, other assets, fair value liabilities, derivative assets and derivative liabilities is presented in the following table:

(Canadian $ in millions)			April 30, 2023		October 31, 2022
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	3,485	7,150	-	10,635	6,981	3,955	-	10,936
Canadian provincial and municipal governments	1,640	5,246	-	6,886	1,120	4,990	-	6,110
U.S. federal government	8,459	12,727	-	21,186	7,326	9,373	-	16,699
U.S. states, municipalities and agencies	-	481	-	481	56	83	-	139
Other governments	1,062	1,379	-	2,441	1,085	2,885	-	3,970
NHA MBS, and U.S. agency MBS and CMO	-	21,469	786	22,255	-	13,327	985	14,312
Corporate debt	2,341	7,667	12	10,020	1,445	8,144	3	9,592
Trading loans	-	342	-	342	-	346	-	346
Corporate equity	44,835	-	-	44,835	46,073	-	-	46,073
	61,822	56,461	798	119,081	64,086	43,103	988	108,177
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	170	238	-	408	319	174	-	493
Canadian provincial and municipal governments	50	1,218	-	1,268	36	1,044	-	1,080
U.S. federal government	2	3	-	5	-	4	-	4
Other governments	-	88	-	88	-	87	-	87
NHA MBS, and U.S. agency MBS and CMO	-	8	-	8	-	8	-	8
Corporate debt	59	7,146	11	7,216	62	6,409	8	6,479
Corporate equity	1,678	4	6,089	7,771	1,440	6	4,044	5,490
	1,959	8,705	6,100	16,764	1,857	7,732	4,052	13,641
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	3,424	12,394	-	15,818	3,544	8,757	-	12,301
Canadian provincial and municipal governments	1,106	3,754	-	4,860	972	3,599	-	4,571
U.S. federal government	1,130	4,302	-	5,432	1,443	1,667	-	3,110
U.S. states, municipalities and agencies	-	5,066	-	5,066	-	3,713	1	3,714
Other governments	593	6,617	-	7,210	1,795	4,616	-	6,411
NHA MBS, and U.S. agency MBS and CMO	-	14,598	-	14,598	-	9,268	-	9,268
Corporate debt	229	3,149	-	3,378	355	3,678	-	4,033
Corporate equity	-	-	157	157	-	-	153	153
	6,482	49,880	157	56,519	8,109	35,298	154	43,561
Loans
Residential mortgages	-	977	-	977	-	176	-	176
Business and government loans	-	5,852	201	6,053	-	5,536	20	5,556
	-	6,829	201	7,030	-	5,712	20	5,732
Other Assets (1)	6,334	65	60	6,459	4,148	60	49	4,257
Fair Value Liabilities
Securities sold but not yet purchased	22,134	23,168	-	45,302	18,465	22,514	-	40,979
Structured note liabilities (2)	-	33,121	-	33,121	-	26,305	-	26,305
Structured deposits (3)	-	555	-	555	-	536	-	536
Other liabilities (4)	1,329	2,727	5	4,061	1,179	2,298	2	3,479
	23,463	59,571	5	83,039	19,644	51,653	2	71,299
Derivative Assets
Interest rate contracts	38	9,957	-	9,995	80	12,682	-	12,762
Foreign exchange contracts	2	13,921	-	13,923	21	22,475	26	22,522
Commodity contracts	1,296	1,669	10	2,975	1,514	4,810	-	6,324
Equity contracts	436	4,511	4	4,951	939	5,552	-	6,491
Credit default swaps	-	116	-	116	-	61	-	61
	1,772	30,174	14	31,960	2,554	45,580	26	48,160
Derivative Liabilities
Interest rate contracts	52	12,203	-	12,255	58	16,540	-	16,598
Foreign exchange contracts	4	14,200	-	14,204	2	25,108	-	25,110
Commodity contracts	1,299	1,335	-	2,634	1,523	2,066	-	3,589
Equity contracts	1,036	11,559	-	12,595	1,203	13,381	-	14,584
Credit default swaps	15	97	2	114	-	73	2	75
	2,406	39,394	2	41,802	2,786	57,168	2	59,956

(1)	Other assets include precious metals, segregated fund assets in our insurance business, certain receivables and other items measured at fair value.
(2)	These structured note liabilities included in deposits have been designated at FVTPL.
(3)	This represents certain embedded options related to structured deposits carried at amortized cost.
(4)
Other liabilities include investment contract liabilities and segregated fund liabilities in our insurance business, certain payables and metals deposits that have been designated at FVTPL as well as certain securitization and structured entities’ liabilities measured at FVTPL

Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments measured at fair value on a recurring basis, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values
are provided by the investment or fund managers.

					Range of input values (1)
As at April 30, 2023 (Canadian $ in millions, except as noted)	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs	Low	High
Private equity (2)	Corporate equity	6,089	Net asset value	Net asset value	na	na
			EV/EBITDA	Multiple	3x	19x
NHA MBS, U.S. agency MBS and CMO	NHA MBS, U.S. agency MBS and CMO	786	Discounted cash flows	Prepayment rate	3%	11%
			Market Comparable	Comparability Adjustment (3)	(3.91)	5.89

(1)
The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)
Included in private equity is $2,097 million of U.S. Federal Reserve Bank and U.S. Federal Home Loan Bank shares that we carry at cost as at April 30, 2023 ($832 million as at October 31, 2022), which approximates fair value, and are held to meet regulatory requirements.

(3)	Range of input values represents price per security adjustment (Canadian $).
  na - not applicable
Significant Transfers
Our policy is to record transfers of assets and liabilities between fair value hierarchy levels at their fair values as at the end of each reporting period, consistent with the date of the determination of fair value. Transfers between the various fair value hierarchy levels reflect changes in the availability of quoted market prices or observable market inputs that result from changes in market conditions. Transfers from Level 1 to Level 2 were due to reduced observability of the inputs used to value the securities. Transfers from Level 2 to Level 1 were due to increased availability of quoted prices
in active markets.
The following tables present significant transfers between Level 1 and Level 2 for the three and six months ended April 30, 2023 and April 30, 2022:

(Canadian $ in millions)
For the three months ended		April 30, 2023		April 30, 2022
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading securities	5,196	3,862	2,133	141
FVTPL securities	294	12	12	-
FVOCI securities	2,300	811	5,760	1,515
Securities sold but not yet purchased	2,885	1,670	1,102	321

(Canadian $ in millions)
For the six months ended		April 30, 2023		April 30, 2022
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading securities	6,044	5,991	4,788	2,667
FVTPL securities	311	311	141	17
FVOCI securities	3,937	2,093	8,879	3,658
Securities sold but not yet purchased	3,070	3,820	1,731	1,154
Changes in Level 3 Fair Value Measurements
The tables below present a reconciliation of all changes in Level 3 financial instruments for the three and six months ended April 30, 2023 and
April 30, 2022, including realized and unrealized gains (losses) included in earnings and other comprehensive in come
as well as transfers into and out of Level 3. Transfers from Level 2 into Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers out of Level 3 into Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value			Movements		Transfers
For the three months ended April 30, 2023 (Canadian $ in millions)	Balance January 31, 2023	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases (3)	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2023	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	595	(3)	11	121	(105)	-	205	(38)	786	2
Corporate debt	5	-	-	6	-	-	1	-	12	-
Total trading securities	600	(3)	11	127	(105)	-	206	(38)	798	2
FVTPL Securities
Corporate debt	11	-	-	-	-	-	-	-	11	-
Corporate equity	4,161	(43)	48	2,108	(185)	-	-	-	6,089	13
Total FVTPL securities	4,172	(43)	48	2,108	(185)	-	-	-	6,100	13
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	(1)	-	-	-	na
Corporate equity	156	-	1	1	(1)	-	-	-	157	na
Total FVOCI securities	157	-	1	1	(1)	(1)	-	-	157	na
Business and Government Loans	120	-	2	79	-	-	-	-	201	-
Other Assets	66	2	-	-	-	(8)	-	-	60	2
Derivative Assets
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	13	(3)	-	-	-	-	-	-	10	(3)
Equity contracts	1	3	-	-	-	-	-	-	4	3
Total derivative assets	14	-	-	-	-	-	-	-	14	-
Other Liabilities	3	-	-	2	-	-	-	-	5	-
Derivative Liabilities
Foreign exchange contracts	12	-	-	-	-	(12)	-	-	-	-
Credit default swaps	2	-	-	-	-	-	-	-	2	-
Total derivative liabilities	14	-	-	-	-	(12)	-	-	2	-

		Change in fair value			Movements		Transfers
For the six months ended April 30, 2023 (Canadian $ in millions)	Balance October 31, 2022	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases (3)	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2023	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	985	(16)	(11)	266	(248)	-	222	(412)	786	(1)
Corporate debt	3	-	-	10	-	-	1	(2)	12	-
Total trading securities	988	(16)	(11)	276	(248)	-	223	(414)	798	(1)
FVTPL Securities
Corporate debt	8	-	-	3	-	-	-	-	11	-
Corporate equity	4,044	(38)	4	2,328	(248)	(1)	-	-	6,089	35
Total FVTPL securities	4,052	(38)	4	2,331	(248)	(1)	-	-	6,100	35
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	(1)	-	-	-	na
Corporate equity	153	-	-	5	(1)	-	-	-	157	na
Total FVOCI securities	154	-	-	5	(1)	(1)	-	-	157	na
Business and Government Loans	20	-	2	194	-	(15)	-	-	201	-
Other Assets	49	(1)	-	22	-	(10)	-	-	60	(1)
Derivative Assets
Foreign exchange contracts	26	(26)	-	-	-	-	-	-	-	-
Commodity contracts	-	(3)	-	13	-	-	-	-	10	(3)
Equity contracts	-	3	-	-	-	-	1	-	4	3
Total derivative assets	26	(26)	-	13	-	-	1	-	14	-
Other Liabilities	2	-	-	3	-	-	-	-	5	-
Derivative Liabilities
Foreign exchange contracts	-	12	-	-	-	(12)	-	-	-	(38)
Credit default swaps	2	-	-	-	-	-	-	-	2	-
Total derivative liabilities	2	12	-	-	-	(12)	-	-	2	(38)

(1)	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on April 30, 2023 are included in earnings for the period.
(3)
FVTPL securities includes $969 million of Federal Home Loan Bank and Federal Reserve Bank equity and $587 million of investments in Low Income Housing Tax Credit entities, acquired as a result of our acquisition of Bank of the West.

  Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
  na - not applicable

		Change in fair value			Movements		Transfers
For the three months ended April 30, 2022 (Canadian $ in millions)	Balance January 31, 2022	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2022	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	868	(54)	11	220	(217)	-	42	(149)	721	(15)
Corporate debt	13	(1)	-	2	(4)	-	-	(6)	4	-
Total trading securities	881	(55)	11	222	(221)	-	42	(155)	725	(15)
FVTPL Securities
Corporate debt	-	-	-	-	-	-	-	-	-	-
Corporate equity	3,186	76	17	204	(86)	-	-	-	3,397	84
Total FVTPL securities	3,186	76	17	204	(86)	-	-	-	3,397	84
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	151	-	-	-	-	-	-	-	151	na
Total FVOCI securities	152	-	-	-	-	-	-	-	152	na
Business and Government Loans	6	-	-	-	-	-	-	-	6	-
Other Assets	-	-	-	-	-	-	-	-	-	-
Derivative Assets
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	-	-	-	-	-	-	-	-	-	-
Equity contracts	-	-	-	-	-	-	-	-	-	-
Total derivative assets	-	-	-	-	-	-	-	-	-	-
Other Liabilities	-	-	-	1	-	-	-	-	1	-
Derivative Liabilities
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Credit default swaps	2	-	-	-	-	-	-	(1)	1	-
Total derivative liabilities	2	-	-	-	-	-	-	(1)	1	-

		Change in fair value			Movements		Transfers
For the six months ended April 30, 2022 (Canadian $ in millions)	Balance October 31, 2021	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2022	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	675	(98)	30	602	(409)	-	156	(235)	721	(7)
Corporate debt	7	(2)	(1)	11	(4)	-	-	(7)	4	(1)
Total trading securities	682	(100)	29	613	(413)	-	156	(242)	725	(8)
FVTPL Securities
Corporate debt	-	-	-	-	-	-	-	-	-	-
Corporate equity	2,442	152	53	917	(167)	-	-	-	3,397	162
Total FVTPL securities	2,442	152	53	917	(167)	-	-	-	3,397	162
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	132	-	2	11	-	-	6	-	151	na
Total FVOCI securities	133	-	2	11	-	-	6	-	152	na
Business and Government Loans	6	-	-	-	-	-	-	-	6	-
Other Assets	-	-	-	-	-	-	-	-	-	-
Derivative Assets
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	-	-	-	-	-	-	-	-	-	-
Equity contracts	-	-	-	-	-	-	-	-	-	-
Total derivative assets	-	-	-	-	-	-	-	-	-	-
Other Liabilities	-	-	-	1	-	-	-	-	1	-
Derivative Liabilities
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Credit default swaps	2	-	-	-	-	-	-	(1)	1	-
Total derivative liabilities	2	-	-	-	-	-	-	(1)	1	-

(1)	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on April 30, 2022 are incl uded i n earnings for the period.
  Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
  na - not applicable